15Ga-1 Representations and Warranties Table (FN1)

Asset Class: RMBS
Name of Issuing Entity	Check if registered	Name of Originator (FN1)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period)(FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Saxon Asset Securities Trust 2007-1 (0001387989)	X	Saxon	3,134	622,167,807	100.00%	154	29,462,429	11.09%	1	286,239	0.11%	1	164,311	0.06%	152	29,011,880	10.92%
		Total	3,134	622,167,807	100.00%	154	29,462,429	11.09%	1	286,239	0.11%	1	164,311	0.06%	152	29,011,880	10.92%	-	-	0.00%	-	-	0.00%

Aggregate Total			3,134	622,167,807		154	29,462,429		1	286,239		1	164,311		152	29,011,880		-	-		-	-